SECURITIES AND EXCHANGE COMMISSION        File Nos. 333-86061
                        Washington, D.C. 20549                    and 811-09287




                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]


     Pre-Effective Amendment No.    1                              [X]

     Post-Effective Amendment No. ___                             [  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.    1                                            [X]



                          MERLIN FUNDS GROUP
               (Exact name of registrant as specified in charter)



               1200 Old  Henderson  Road,  Columbus,  Ohio 43220
                    (Address of principal executive offices)

                   Registrant's Telephone Number: 877-637-3863



        Joseph M. McCloud, 1200 Old Henderson Road, Columbus, Ohio 43220
                     (Name and address of agent for service)

                                    Copy to:

                             Andrew B. Coogle, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
              88 East Broad Street, 9th Floor, Columbus, Ohio 43215



Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of shares of beneficial interest.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                 MERLIN US COMMUNITY BANK STOCK FUND

     The Merlin US Community Bank Stock Fund is a diversified portfolio of Merlin Funds Group, an open-end management investment company. The investment objective of the Bank Stock Fund is long-term capital growth. The Bank Stock Fund will pursue this objective primarily by investing in equity securities of community banks which the Bank Stock Fund's investment adviser believes offer the potential for long-term growth. Many of these community banks are owned by holding companies and, in those cases, the Bank Stock Fund will invest in equity securities of the holding companies. The Bank Stock Fund considers a bank a community bank if the bank has less than $15 billion in total assets.

     Bank Stock Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Bank Stock Fund involves risk, including the possible loss of your entire investment.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.

This Prospectus is dated June 11, 1999.

             SUMMARY OF INVESTMENT OBJECTIVE, PRINCIPAL
              INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Summary of the Bank Stock Fund's Investment Objective

     The investment objective of the Bank Stock Fund is long-term capital growth.

Summary of the Bank Stock Fund's Principal Investment Strategies

     The Bank Stock Fund will pursue its objective primarily by investing in equity securities of community banks and community bank holding companies, which the Bank Stock Fund's investment adviser believes offer the potential for long-term growth. The Bank Stock Fund considers a bank a community bank if the bank has less than $15 billion in total assets.

     The Bank Stock Fund's investment adviser will consider the following when selecting investments for the Bank Stock Fund:

     - The company's return on assets, return on equity, efficiency ratio and other operational ratios;

     -    The company's revenue consistency and growth;

     -    The company's earnings consistency and growth;

     - The amount of the company's loan loss provisions, which are amounts set aside by the company for potentially uncollectible loans;

     - The general economic conditions in the communities where the company conducts business; and

     -    Other similar factors.

Summary of Principal Risks of Investing in the Bank Stock Fund

     The following is a summary of the principal risks of investing in the Bank Stock Fund.

     - Shareholders risk the loss of their investment in Bank Stock Fund Shares.

     -    The Bank Stock Fund is not appropriate for all investors.

     - The success of the Bank Stock Fund is dependent upon the management experience and skill of the Bank Stock Fund's portfolio manager.

     - Community banks and community bank holding companies may be more vulnerable than larger companies to adverse business or market developments, and may have fewer resources and less experienced management than larger companies.

     - Less public information may be available about community banks and community bank holding companies than is available about larger companies to assist the Bank Stock Fund's investment adviser in making investment decisions.

     - Community bank and community bank holding company securities may be more thinly traded than securities of larger companies. The Bank Stock Fund may not be able to buy and sell these securities at optimum prices. Prices for these securities may be more volatile than prices for securities with better developed markets.

     - The price of Bank Stock Fund Shares may decline because changes in interest rates adversely affect the value of bank securities.

     - Due to the Bank Stock Fund's investment concentration in community banks and community bank holding companies, investment in the Bank Stock Fund is subject to the risks affecting the banking and financial services industry generally. Legislative and regulatory developments may adversely affect the banking industry (including the possibility that other financial service providers may be permitted to provide banking services).

     - Due to the possibility of local economic downturns, the value of community bank and community bank holding company securities may be more vulnerable than securities of companies that do business in a wider geographic area.

     - The Bank Stock Fund must comply with the Bank Holding Company Act of 1956 or else pay fines and penalties.

     - The Bank Stock Fund may lose money on illiquid investments if the Bank Stock Fund must sell them in a short period of time.

     - The price of Bank Stock Fund Shares could decline if the Bank Stock Fund, the Bank Stock Fund's service providers or the community banks in which the Bank Stock Fund invests are not year 2000 compliant.

     See the discussion under the heading "Principal Risks of Investing in the Bank Stock Fund" for a more complete discussion of the principal risks of investing in the Bank Stock Fund.

     A bar chart showing the Bank Stock Fund's annual returns and a table showing the Bank Stock Fund's average annual returns have not been included in this prospectus because the Bank Stock Fund has not operated for a full calendar year.


               FEES AND EXPENSES OF THE BANK STOCK FUND

This table describes the fees and expenses you may pay if you buy and hold Bank Stock Fund Shares.

Shareholder Fees (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as  a   3.00%
percentage of offering Price)

Maximum Deferred Sales Charge (Load)                      None(a)

(a) No sales charge is imposed on purchases of Bank Stock Fund Shares for $1,000,000 or more. A contingent deferred sales charge of 1% is imposed if these Bank Stock Fund Shares are sold sooner than one year after purchase.

Annual Fund Operating Expenses (expenses that are deducted from Bank Stock Fund assets)

Management Fees                                           2.00%

Distribution and Service (12b-1) Fees                     0.50%

Total Annual Fund Operating Expenses                      2.50%

     Example: This Example is intended to help you compare the cost of investing in the Bank Stock Fund with the cost of investing in other mutual funds.

     This Example assumes that you invest $10,000 in the Bank Stock Fund for the time periods indicated and then redeem all of your Bank Stock Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bank Stock Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 year    3 years

                           $553     $1,063



       INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

     The Bank Stock Fund's investment objective is long-term capital growth.

     The Bank Stock Fund's investment objective may be changed by the board of trustees without shareholder approval. If the board of trustees changes the Bank Stock Fund's investment objective, shareholders may not consider the new investment objective appropriate and the new investment objective may not be in the best interests of all shareholders.

Principal Investment Strategies and Types of Securities

     Strategy. The Bank Stock Fund will pursue its investment objective by investing in equity securities of community banks and community bank holding companies, which the Bank Stock Fund's investment adviser believes offer the potential for long-term growth. Except when pursuing a temporary defensive position in response to adverse market conditions, the Bank Stock Fund will invest at least 70% of its total assets in publicly traded equity securities of community banks and community bank holding companies. The Bank Stock Fund may from time to time invest in banks that are not members of the Federal Reserve System or whose deposits are not insured by the Federal Deposit Insurance Corporation.

     Investment Considerations. The Bank Stock Fund's investment adviser will make the investment decisions for the Bank Stock Fund and will be responsible for the daily management and operation of the Bank Stock Fund's portfolio. In deciding which securities the Bank Stock Fund will buy and sell, the Bank Stock Fund's investment adviser will consider:

     - The company's return on assets, return on equity, efficiency ratio and other operational ratios;

     -    The company's revenue consistency and growth;

     -    The company's earnings consistency and growth;

     - The amount of the company's loan loss provisions, which are amounts set aside by the company for potentially uncollectible loans;


     - The general economic conditions in the communities where the company conducts business; and

     -    Other similar factors.

The Bank Stock Fund's investment adviser may also consider the degree that officers and directors of the company have personally invested in securities of the company as an indicator of the quality of care and attention provided by the company's management.

     Equity Securities. The Bank Stock Fund may invest in common stocks and preferred stocks. Although the Bank Stock Fund will purchase equity securities primarily for capital appreciation, these investments may also produce dividends and other income.

     When evaluating convertible preferred stock, the Bank Stock Fund's investment adviser will give primary emphasis to the attractiveness of the underlying equity security. The Bank Stock Fund will not purchase preferred stock rated below BBB by Standard & Poor's Rating Group. See Appendix A for a description of these ratings.

     Illiquid Securities. Illiquid securities are securities which cannot be sold by the Bank Stock Fund within seven days in the ordinary course of business at the approximate amount at which the Bank Stock Fund values the securities. Up to 15% of the Bank Stock Fund's net assets may be invested in illiquid securities.

     Portfolio Turnover. The Bank Stock Fund intends to purchase and hold securities for long-term capital appreciation and not to sell securities for short-term gain. However, the Bank Stock Fund is not restricted with regard to portfolio turnover. The Bank Stock Fund will make changes to its investment portfolio if the Bank Stock Fund's investment adviser believes that business and economic conditions or market prices indicate that it is in the best interests of the Bank Stock Fund to do so. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term capital gain will be taxed to shareholders as investment income .

     Also, the Bank Stock Fund's investment adviser may make short-term investments when it believes these investments are in the best interest of the Bank Stock Fund; see "-Temporary Investments."

     Temporary Investments. The Bank Stock Fund may invest up to 30% of its total assets in cash and temporary investments for cash management purposes, to pay distributions to shareholders or to meet its operating expenses and obligations to repurchase Bank Stock Fund Shares. In addition, the Bank Stock Fund may invest an unlimited amount of its total assets in cash and temporary investments when pursuing a temporary defensive position in response to adverse market conditions.

     These temporary investments may include:

     - Short-term and medium-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

     -    Money market funds; and

     -    Repurchase agreements.

Investments in money market funds may subject shareholders to duplicative fees.

To the extent that the Bank Stock Fund invests in temporary investments, it may not achieve its investment objective.

         PRINCIPAL RISKS OF INVESTING IN THE BANK STOCK FUND

Shareholders may lose money.

     The value of securities in the Bank Stock Fund's portfolio will go up and down. Consequently, the price of Bank Stock Fund Shares may decline and shareholders could lose money.

The Bank Stock Fund may not be appropriate for all investors.

     The Bank Stock Fund is not a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Bank Stock Fund will achieve its investment objective. An investment in the Bank Stock Fund may not be appropriate for all investors, given the risks described below and elsewhere in this prospectus. Investors should carefully consider their ability to assume these risks before making an investment in the Bank Stock Fund.

The success of the Bank Stock Fund depends on the management experience and skills of the Bank Stock Fund's portfolio manager.

     Joseph M. McCloud, an officer and trustee of the Bank Stock Fund and an officer and director of the Bank Stock Fund's investment adviser, is the person primarily responsible for the day-to-day management of the Bank Stock Fund's portfolio. Therefore, the success of the Bank Stock Fund will depend largely upon the management experience and skills of Mr. McCloud. Mr. McCloud does not have experience in managing an institutional portfolio of bank stocks.

Investments in community banks have risks of investing in small companies.

     Because the Bank Stock Fund intends to invest in community banks and community bank holding companies, the Bank Stock Fund may be exposed to the following small company investment risks:

     - Community banks and community bank holding companies may be more vulnerable than larger companies to adverse business or market developments, may have limited markets or financial resources and may lack experienced management.

     - Most community banks and community bank holding companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few securities analysts. As a result, there may be less publicly available information concerning these companies compared to what is available for larger companies.

     - The securities of community banks and community bank holding companies may be more thinly traded than securities of larger companies. Thinly traded securities may have fewer market makers, larger differences between their quoted bid and asked prices, and lower trading volumes, resulting in comparatively greater price volatility and less liquidity than securities of larger companies. The Bank Stock Fund may not be able to buy and sell community bank and community bank holding company securities at optimum prices.

Investments in banks have risk that changes in interest rates will adversely affect bank profitability.

     The profitability of banks is dependant to a large degree upon their net interest income, which is the difference between interest earned from loans and investments, on the one hand, and interest paid on deposits and borrowings on the other. Recently, the difference between the interest rates charged by banks on loans and investments and the interest rate paid by banks on deposits and borrowings has generally narrowed due to changing market conditions and competitive pricing pressures, and this difference may narrow even further in the future. If this happens, the price of Bank Stock Fund Shares may decline.

Investments in banks have risks that new legislation and regulation will reduce profitability.

     The concentration of the Bank Stock Fund's investments in the banking industry will subject the Bank Stock Fund to risks in addition to those that apply generally to equity investments including:

     - The risk that legislative and regulatory developments may significantly affect the banking industry as a whole and may subject the Bank Stock Fund to greater market fluctuations than a fund that does not concentrate in a particular industry;

     - The risk that the Federal Reserve may adjust interest rates and adversely affect the profitability of banks;

     - The risk that federal and state banking laws and regulations may limit the ability of banks to compete geographically and restrict the activities in which banks may engage; and

     - The risk that federal and state banking laws and regulations may permit other financial service providers to provide banking services.

Investments in community banks have risk of losing value due to local economic downturns.

     The profitability of community banks may be more dependant than companies which serve a larger geographical region upon local and regional economic conditions. Downturns in a local or regional economy or in the general business cycle or depressed conditions in an industry, for example, may adversely affect the quality or volume of a community bank's loan portfolio and the value of the collateral, including real estate, held with respect to the loans. If this happens to community banks in which the Bank Stock Fund is invested, the value of Bank Stock Fund Shares may decline.

Investments in banks have risk of violating the Bank Holding Company Act of 1956.

     If the Bank Stock Fund controls a bank, then the Bank Stock Fund must register as a Bank Holding Company under the Bank Holding company Act of 1956. The Bank Stock Fund would control a bank if:

     - The Bank Stock Fund owned 25% or more of any class of voting securities of the bank;

     - The Bank Stock Fund controlled the election of a majority of the directors or trustees of the bank; or

     - The Federal Reserve board determined, after notice and opportunity for hearing, that the Bank Stock Fund exercises a controlling influence over the management or policy of the bank.

Under a safe harbor provision, if the Bank Stock Fund owns less than 5% of the stock of a bank, then the Bank Stock Fund will not be in control of the bank. If the Bank Stock Fund acquires more than 5% of the voting securities of a bank, the Bank Stock Fund may be subjected to fines and penalties.

Illiquid securities may be sold at a discount.

     If the Bank Stock Fund must sell illiquid securities in a short period of time, the Bank Stock Fund may have to sell them at a discount. This risk will be particularly acute when the Bank Stock Fund's operations require immediate cash because the Bank Stock Fund may not have the time necessary to find a buyer who is willing to pay full market price.

The year 2000  problem  could  adversely  affect  the value of Bank  Stock  Fund
Shares.

     Many of the services provided to the Bank Stock Fund depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Failure of service provider systems to process information properly could have an adverse impact on the Bank Stock Fund's performance. The Bank Stock Fund's investment adviser, distributor, transfer agent, custodian, and other key service providers have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem". However, there can be no assurance that the problem will be corrected in all respects and that the Bank Stock Fund will not be adversely affected.

     The Bank Stock Fund's investment adviser will rely upon public filings and other statements made by companies about their year 2000 readiness. The Bank Stock Fund's investment adviser, of course, cannot audit each company and its major suppliers to verify their year 2000 readiness. If a company in which the Bank Stock Fund is invested is adversely affected by the year 2000 problem, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Bank Stock Fund's portfolio holdings will have a similar impact on the value of the Bank Stock Fund's shares.


                              MANAGEMENT

The Bank Stock Fund's Investment Adviser

     Advisory Services. Under the supervision and direction of the Bank Stock Fund's board of trustees, Merlin Advisors, Inc. will:

     - Manage the Bank Stock Fund's portfolio in compliance with the stated policies of the Bank Stock Fund;

     - Make investment decisions for the Bank Stock Fund and place the purchase and sale orders for portfolio transactions;

     -    Furnish office facilities and clerical and administrative services;

     - Pay the salaries of all officers and employees who are employed by both Merlin Advisors and the Bank Stock Fund;

     - Be responsible for the overall management of the business affairs of the Bank Stock Fund, including the provision of personnel for record keeping, the preparation of governmental reports and responding to shareholder communications; and

     - Pay all of the operating expenses of the Bank Stock Fund with the exception of brokerage, taxes, interest and extraordinary expenses.

     Merlin Advisors' Address. Merlin Advisors' address is 1200 Old Henderson Road, Columbus, Ohio 43220.

     Advisory Fee. The Bank Stock Fund has agreed to pay Merlin Advisors an annual fee equal to 2.00% of the Bank Stock Fund's average daily net assets.

     Person Primarily Responsible for Portfolio Management. Joseph M. McCloud is the person primarily responsible for the day-to-day management of the Bank Stock Fund's portfolio. Mr. McCloud has been a Vice President of Michael Patterson, Inc. responsible for the firm's asset management division since February, 1998. He was an equity trader for Quantum Capital from February, 1998 until March, 1998 and an equity trader for Banc One Securities Corp from November, 1996 until February, 1998. From January, 1996 until July, 1996 Mr. McCloud was an employee in Dean Witter Reynolds, Inc.'s marketing department. Before that, in February, 1994, Mr. McCloud founded Image Alchemy, Inc., a marketing company.

Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc.

     Michael W. Patterson and Joseph M. McCloud are affiliates of the Bank Stock Fund, Merlin Advisors, the Bank Stock Fund's investment adviser, and Michael Patterson, Inc., the Bank Stock Fund's distributor.

     Mr. Patterson is a trustee, and the Chairman and Secretary of the Bank Stock Fund. Mr. Patterson indirectly owns 55% of Merlin Advisors, and is a director and the Chairman, Chief Executive Officer and Secretary of Merlin Advisors. Mr. Patterson wholly owns Michael Patterson, Inc., and is a director and the President, Chief Executive Officer, Chairman, Secretary and Treasurer of Michael Patterson, Inc.

     Mr. McCloud is a trustee and the Chairman and Secretary of the Bank Stock Fund. Mr. McCloud indirectly owns 15% of Merlin Advisors, and is a director and the President, Chief Financial Officer and Treasurer of Merlin Advisors. Mr. McCloud is a Vice President of Michael Patterson, Inc.


                       SHAREHOLDER INFORMATION

The Price of a Bank Stock Fund Share

     The Price of a Bank Stock Fund Share. The purchase price of a Bank Stock Fund Share is the net asset value of a Bank Stock Fund Share, as next determined after receipt by the Bank Stock Fund's distributor of properly identified purchase funds, plus any applicable sales charge. Please see the "Sales Charges" section of this prospectus for information regarding sales charges. Broker-dealers other than the Bank Stock Fund's distributor may charge investors an additional fee if Bank Stock Fund Shares are purchased through them.

     Calculation of a Bank Stock Fund Share's Net Asset Value. The net asset value of a Bank Stock Fund Share is calculated by dividing the excess of the Bank Stock Fund's assets, including accrued income, over any liabilities, including estimated accrued expenses, by the number of shares outstanding, rounded to the nearest cent. Net asset value per Bank Stock Fund Share is determined as of the close of the close of the New York Stock Exchange (4:00 p.m. Eastern time) on each day that the exchange is open for business.

     Valuation of Portfolio Securities. Portfolio securities are valued primarily on the basis of market quotations. When market quotations are not available, the Bank Stock Fund's investment adviser believes that market quotations do not accurately reflect current value or the securities are restricted, the values of securities are determined in good faith by the Bank Stock Fund's board of trustees.

Procedure for Purchasing Bank Stock Fund Shares

     Minimum Investments. The minimum initial investment in Bank Stock Fund Shares is $1,500. Once a shareholder has made an initial investment, the shareholder may make additional purchases of $150 or more.

     Shareholder Accounts. When a shareholder invests in the Bank Stock Fund, Mutual Shareholder Services, LLC, the Bank Stock Fund's transfer agent, will open an account for the shareholder. This account will contain any Bank Stock Fund Shares that the shareholder purchases and all Bank Stock Fund Shares which are paid to the shareholder as dividends or capital gains distributions. Each shareholder is notified of the status of his account following each purchase or sale transaction.

     Initial Purchases. An investor may make an initial purchase of Bank Stock Fund Shares by check or by wire.

     In order to purchase Bank Stock Fund Shares by check, an investor must:

     - Complete and sign the Account Application which accompanies this Prospectus; and

     - Mail the Account Application and a check payable to the Merlin Funds Group for the initial investment to Mutual Shareholder Services, LLC, The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114.

     In order to purchase Bank Stock Fund Shares by wire, an investor must:

     - Complete and sign the Account Application which accompanies this Prospectus;

     -    Fax the Account Application to Mutual Shareholder Services, LLC at
          (216) 875-8992; and

     - Advise the investor's bank or broker to transmit the payment for the initial investment via Federal Reserve Wire System to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, DDA #821602034, For Account:
          Merlin US Community Bank Stock Fund, Account #19-5450.

Any wire must be accompanied by the investor's name and account number. Prior to wiring any funds, an investor should call Mutual Shareholder Services, LLC at
(216) 736-3500 in order to obtain the necessary account number and to receive additional instructions. The investor's bank may charge the investor a fee for the wire transfer.

     Additional Purchases. Shareholders may also make additional purchases of Bank Stock Fund Shares by check or wire.

     In order to make an additional purchase by check, the shareholder must mail a check, in the amount of the additional purchase and payable to the Merlin Funds Group, and the stub or sales confirmation from the shareholder's previous purchase to Mutual Shareholder Services, LLC, The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114.

     In order to make an additional purchase by wire, the shareholder should follow the wire instructions for initial purchases. However, the shareholder should not complete or deliver a new Account Application.

     Systematic Investment Plan. The systematic investment plan permits investors to purchase Bank Stock Fund Shares at monthly intervals. Provided the investor's bank or other financial institution allows automatic withdrawals, Bank Stock Fund Shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the investor's account will be debited in the amount specified by the investor to purchase Bank Stock Fund Shares once a month. The investor's account must be with a domestic financial institution which is an Automated Clearing House member. Investors desiring to participate in the systematic investment plan should call Mutual
Shareholder Services, LLC at (216) 736-3500 to obtain appropriate forms. The systematic investment plan does not assure a profit and does not protect a shareholder against loss.

     Non-Payment by Investors. The Bank Stock Fund reserves the right to reject any order and cancel any order because of non-payment by the investor. If an order is canceled because of non-payment, the investor will be responsible for any related loss that the Bank Stock Fund incurs. If the investor is already a shareholder, the Bank Stock Fund may redeem the investor's Bank Stock Fund Shares from the investor's account as reimbursement for losses resulting from the investor's non-payment.

     Purchases Over $50,000. The Bank Stock Fund may, in its sole discretion, require that an investor purchasing more than $50,000 of Bank Stock Fund Shares make payment by wire, cashier's check or certified check.

Redemption of Bank Stock Fund Shares

     Redemption Price. The Bank Stock Fund will redeem each Bank Stock Fund Share offered by a shareholder for redemption at the net asset value per Bank Stock Fund Share next determined after receipt of the redemption request, if in good order, by the Bank Stock Fund's transfer agent. Because the net asset value of Bank Stock Fund Shares will fluctuate as a result of changes in the market value of securities owned by the Bank Stock Fund, the amount a shareholder receives upon redemption may be more or less than the amount paid for the shares.

     Redemption Proceeds. The Bank Stock Fund will mail redemption proceeds to the shareholder's registered address of record unless the shareholder requests that the redemption proceeds be transmitted by wire to the shareholder's pre-designated account at a domestic bank. The Bank Stock Fund will not wire redemption proceeds in an amount less than $5,000. If the Bank Stock Fund wires redemption proceeds to a shareholder, the shareholder must pay the cost of the wire. If the shareholder purchased Bank Stock Fund Shares by check, the check must clear before the Bank Stock Fund will deliver redemption proceeds to the shareholder. A shareholder may avoid this delay by purchasing Bank Stock Fund Shares by wire, cashier's check or certified check.

     Redemption by Mail. Bank Stock Fund Shares may be redeemed by mail by writing directly to the Bank Stock Funds' transfer agent, Mutual Shareholder Services, LLC, at The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114. The redemption request must be signed exactly as the shareholder's name appears on the registration form, with the signature guaranteed, and must include the shareholder's account number. If Bank Stock Fund Shares are owned by more than one person, the redemption request for those shares must be signed by all owners exactly as their names appear on the registration.

     If a shareholder's Bank Stock Fund Shares are represented by a certificate, the certificate must accompany the redemption request and must be endorsed as registered with a signature guarantee. Additional documents may be required for registered certificates owned by corporations, executors, administrators, trustees or guardians. The Bank Stock Fund's transfer agent will not process a redemption request until the transfer agent has received all of the necessary documents in proper form. Shareholders may call Mutual Shareholder Services, LLC at (216) 736-3500 for help in obtaining all of the necessary documents and in completing the documents correctly.

     A shareholder may obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. The Bank Stock Fund may, in its sole discretion, waive signature guarantee requirements on a case-by-case basis.

     Redemption By Telephone. A shareholder may redeem Bank Stock Fund Shares by telephone by calling Mutual Shareholder Services, LLC at (216) 736-3500 between 9:00 A.M. and 4:00 P.M. Eastern time on any day the New York Stock Exchange is open for trading. To redeem Bank Stock Fund Shares by telephone, a shareholder must make the election to do so on the initial application form or on other forms prescribed by the Bank Stock Fund. Shareholders may obtain these forms by calling Mutual Shareholder Services, LLC at (216) 736-3500. These forms contain a space for the shareholder to supply his own four digit identification number. The shareholder must give this identification number when requesting redemption by telephone. The Bank Stock Fund will not be liable for following instructions communicated by telephone that the Bank Stock Fund reasonably believes to be genuine. If the Bank Stock Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Bank Stock Fund may be liable for any losses due to unauthorized or fraudulent instructions. Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Bank Stock Fund's transfer agent. Mutual Shareholder Services, LLC reserves the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice. The minimum telephone redemption is $1,000.

     Other Information Concerning Redemption. The Bank Stock Fund reserves the right to take up to seven days to pay redemption proceeds if, in the judgment of the Bank Stock Fund's investment adviser, the Bank Stock Fund could be affected adversely by immediate payment. In addition, shareholders' rights of redemption may be suspended or the date of payment postponed:

          - For any period during which the New York Stock Exchange is closed, other than for customary week-end and holiday closings;

          - When trading in the markets that the Bank Stock Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Bank Stock Fund's investments or determination of its net asset value impracticable; or

          - For any other periods the SEC permits by order for the protection of shareholders.

     Due to the high cost of maintaining accounts, the Bank Stock Fund has the right to redeem, upon at least 30 days' written notice to the shareholder, all of a shareholder's Bank Stock Fund Shares if, through redemptions, the shareholder's account has a net asset value of less than $1,000. During the period after receipt of notice and prior to the date of the involuntary redemption, the shareholder may avoid the involuntary redemption by purchasing additional Bank Stock Fund Shares and raising the net asset value of the shareholder's account to at least $1,000.

Dividends and Distributions by the Bank Stock Fund

     The Bank Stock Fund intends to distribute net realized capital gains, including net realized short-term capital gains, if any, and net investment income, if any, at least annually. There can be no assurance that the Bank Stock Fund will earn income, realize capital gains, or ever pay a dividend.

     All dividends paid to each shareholder by the Bank Stock Fund will be reinvested automatically at net asset value in additional Bank Stock Fund Shares unless the shareholder has delivered to the Bank Stock Fund a written election to receive dividends in cash.

Taxation

     General. As with any investment, investments in Bank Stock Fund Shares could have tax consequences for shareholders. Potential investors should consider these tax consequences.

     Taxes on Distributions. Distributions shareholders receive from the Bank Stock Fund are subject to federal income tax, and may also be subject to state or local taxes.

     For federal tax purposes, the Bank Stock Fund's dividends and distributions of short-term capital gains are taxable to shareholders as ordinary income. The Bank Stock Fund's distributions of long-term capital gains are taxable to shareholders generally as capital gains.

     If an investor buys Bank Stock Fund Shares when the Bank Stock Fund has realized but not yet distributed income or capital gains, the investor will be "buying a dividend" by paying full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

     Any taxable distributions shareholders receive from the Bank Stock Fund will normally be taxable to shareholders when they receive them, regardless of whether the distributions are in cash or in additional Bank Stock Fund Shares.

     Taxes on Transactions. Redemptions of Bank Stock Fund Shares, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on a shareholder's investment in the Bank Stock Fund is the difference between the cost of the shareholder's shares and the price the shareholder receives when the shareholder sells them.

                            SALES CHARGES

Sales Load

     Except in circumstances described below, shareholders must pay a front-end sales load at the time of each purchase of Bank Stock Fund Shares. The front-end sales load is calculated as a percentage of the net asset value of the Bank Stock Fund Shares purchased, which percentage decreases as the dollar value of the shares purchased increases. The term "offering price" includes the front-end sales load.

     The current sales charge rates and commissions paid to selected dealers are as follows:

                               Sales Load as % of:

Amount of                                    Net Amount          Dealer
Investment                         NAV       Invested       Reallowance (at NAV)
Less than $100,000                 3.00%       3.09%               2.50%
$100,000 but less than $250,000    2.75%       2.83%               2.25%
$250,000 but less than $500,000    2.25%       2.30%               1.75%
$500,000 but less than $750,000    1.75%       1.78%               1.25%
$750,000 but less than $1,000,000  1.25%       1.27%               0.75%
$1,000,000 or more       NONE*

*No sales charge is imposed on purchases of Bank Stock Fund Shares of $1,000,000 or more. A contingent deferred sales charge of 1% is imposed if these Bank Stock Fund Shares are sold sooner than one year after purchase.

     The Bank Stock Fund's distributor may charge a reallowance to dealers and may also compensate dealers out of its own assets. The Bank Stock Fund's distributor retains the entire sales load on all direct initial investments in the Bank Stock Fund and on all investments in accounts with no dealer of record.

     The Bank Stock Fund will waive the sales charge for:

     - Individuals who are affiliated with the Bank Stock Fund's investment adviser;

     - Employees of the Bank Stock Fund's investment adviser and the Bank Stock Fund's other service providers, and their immediate family members; and

     - Fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

     These waivers are intended to encourage people associated with the Bank Stock Fund to invest in the Bank Stock Fund and to avoid duplicative fees for potential investors.

Sales Load Reductions.

     If a shareholder intends to purchase $100,000 or more in Bank Stock Fund Shares over a period of time up to 13 months, the shareholder may agree to do so in a letter of intent. At the time of each purchase related to a letter of intent, the shareholder must deliver payment of the full sales load for that purchase as described above under the heading "Sales Charges-Sales Load." However, the Bank Stock Fund's custodian will hold the excess of these sales load payments over the sales load which would have been charged on the total purchase described in the letter of intent in an escrow account. If the shareholder complies with all of the terms of the letter of intent, this excess will be refunded to the shareholder.

     A Shareholder who makes the election described in this section and submits a letter of intent is not obligated to purchase the amount specified in the letter of intent. However, if the shareholder does not comply with the terms of the letter of intent, the custodian will not refund the escrowed funds to the shareholder and will treat the escrowed funds as sales loads collected.

Right of Accumulation

     A shareholder may add the value of any Bank Stock Fund Shares which the shareholder already owns for the purpose of calculating the sales charge at the time of a subsequent purchase. A shareholder must notify the shareholder's broker or the Bank Stock Fund's transfer agent at the time of purchase to qualify for this treatment.

12b-1 Fees

     The Bank Stock Fund has adopted a Distribution and Shareholder Servicing Plan as permitted by Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Servicing Plan allows the Bank Stock Fund to pay distribution and other fees for the sale of Bank Stock Fund Shares and for services provided to shareholders. Under the Distribution and Shareholder Servicing Plan, the Bank Stock Fund pays Michael Patterson, Inc., the Bank Stock Fund's distributor, distribution and shareholder services fees at the annual rate of 0.50% of the Bank Stock Fund's average net assets.

     Because these fees are paid out of the Bank Stock Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                          SERVICE PROVIDERS

     Merlin Advisors, Inc., located at 1200 Old Henderson Road, Columbus, Ohio 43220, is the Bank Stock Fund's investment adviser.

     Firstar Bank, N.A., located at 425 Walnut Street, Cincinnati, Ohio 45201, is the custodian for the Bank Stock Fund's securities and cash.

     Mutual Shareholder Services, LLC, located at The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114, is the Bank Stock Fund's transfer agent.

     Michael Patterson, Inc., located at 1200 Old Henderson Road, Columbus, Ohio 43220, is the distributor of the Bank Stock Fund Shares.

     McCurdy & Associates CPA.'s, Inc., located at 27955 Clemens Road, Westlake, Ohio 44145, are the Bank Stock Fund's independent accountants.

     Benesch, Friedlander, Coplan & Aronoff LLP, located at 88 East Broad Street, 9th Floor, Columbus, Ohio 43215, is legal counsel to the Bank Stock Fund, Merlin Funds Group and Merlin Advisors.

                                   APPENDIX A

            DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

          AAA - This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the A category.

          BB, B, CCC - Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CC - The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

          C - A preferred stock rated C is a non-paying issue.

          To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus (+) or a minus (-) sign to show the relative standing within the major rating categories.

TABLE OF CONTENTS                                                        Page

SUMMARY OF INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL RISKS                                             1

FEES AND EXPENSES OF THE BANK STOCK FUND                                   2

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES                   3

PRINCIPAL RISKS OF INVESTING IN THE BANK STOCK FUND                        5

MANAGEMENT                                                                 7

SHAREHOLDER INFORMATION                                                    8

SALES CHARGES                                                              11

SERVICE PROVIDERS                                                          13



     The Statement of Additional Information dated June 11, 1999 contains additional information about the Bank Stock Fund and is incorporated by reference into this prospectus. The Statement of Additional Information is available without charge upon request. Shareholders may call the Bank Stock Fund toll free at 877- MERFUND to request the Statement of Additional Information, to request other information about the Bank Stock Fund and to make shareholder inquiries.

     You may review and copy information about the Bank Stock Fund, including the Statement of Additional Information, at the SEC's Public Reference Room in Washington, DC 20549-6009. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Reports and other information about the Bank Stock Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

          The Merlin Funds Group
          1200 Old Henderson Road
          Columbus, Ohio 43220
               877 637-3863


         The Bank Stock Fund's Investment Company Act File Number is 811-09287

STATEMENT OF ADDITIONAL INFORMATION                 June 11, 1999



                 MERLIN US COMMUNITY BANK STOCK FUND
                       1200 Old Henderson Road
                           Columbus, Ohio
                            (877) 637-3863


  Merlin US Community Bank Stock Fund is a diversified portfolio of Merlin Funds Group, an open-end management investment company. The investment objective of the Bank Stock Fund is to obtain long term capital growth. This Statement of Additional Information is not a prospectus. A copy of the Bank Stock Funds' prospectus can be obtained from the Fund's distributor, Michael Patterson, Inc., at 1200 Old Henderson Road, Columbus, Ohio 43220, telephone number (614) 451-5806.

  Information from the prospectus is incorporated by reference into this Statement of Additional Information as specifically noted herein.

  The date of this Statement of Additional Information and of the prospectus to which it relates is June 11, 1999.

                          TABLE OF CONTENTS


CAPTION                            PAGE      LOCATION IN PROSPECTUS

General Information and Bank          3      Not Applicable
 Stock Fund History

Investments and Risks                 3      "Summary of Investment Objective,
                                             Principal Investment Strategies and
                                             Principal Risks,"
                                             "Investment Objective and Principal
                                             Investment Strategies," and
                                             "Principal Risks of Investing in
                                             the Bank Stock Fund"

Management of the Bank Stock          6      "Management-The Bank Stock Fund's
Fund                                         Investment Advisor," "Sales
                                             Charges-Sales Load" and "Service
                                             Providers"

Ownership of Bank Stock Fund Shares   8      Not Applicable

Investment Advisory and Other         9      "Management-The Bank Stock Fund's
Services                                     Investment Advisor," "Sales
                                             Charges" and  "Service Providers"

Brokerage Allocation                 11      Not Applicable

Capital Stock and Other Securities   13      Not Applicable

Purchase, Redemption and Pricing     14      "Shareholder Information-The
of Shares                                             Price of a Bank
                                             Stock Fund Share," "Shareholder
                                             Information-Procedure for
                                             Purchasing Bank Stock Fund Shares"
                                             and "Shareholder Information-
                                             Redemption of Bank Stock Fund
                                             Shares"

Taxation of the Bank Stock Fund      14      Not Applicable

Distributor                          14      "Sales Charges"

Performance                          14      Not Applicable

           GENERAL INFORMATION AND BANK STOCK FUND HISTORY

  Merlin Funds Group, an open-end investment management company, was organized as a business trust under the laws of the State of Delaware by the filing of a Certificate of Trust on February 3, 1999 with the Secretary of State of the State of Delaware.

  The Bank Stock Fund is a diversified portfolio of Merlin Funds Group. The investment objective of the Bank Stock Fund is long-term capital growth.

  To provide the initial capitalization for Merlin Funds Group, Merlin Funds Group and Michael Patterson, Inc. entered into an Investment Agreement dated May 20, 1999 with each of J. Craig Wright and Alice Wright. Under these Investment Agreements, Merlin Funds Group agreed to sell, and J. Craig Wright and Alice Wright agreed to buy, a total of 10,000 Bank Stock Fund Shares for aggregate consideration of $100,000 as soon as the Registration Statement with respect to Bank Stock Fund Shares is effective.


                        INVESTMENTS AND RISKS

Investment Strategies and Risks

  The principal investment strategies used by the Bank Stock Fund to pursue its investment objective, together with the principal risks of investing in the Bank Stock Fund, are described in the Bank Stock Fund's prospectus under the headings "Investment Objective and Principal Investment Strategies" and "Principal Risks of Investing in the Bank Stock Fund".

  The Bank Stock Fund has also adopted the following investment strategies to be used by the Bank Stock Fund's investment adviser in managing the Bank Stock Fund that are not principal strategies:

  Warrants and Stock Purchase Rights. The Bank Stock Fund may invest in warrants to purchase equity securities and stock purchase rights. Owners of warrants and stock purchase rights have the right to buy specified securities at a set price.

  Options on Securities and Securities Indices. The Bank Stock Fund may write and purchase call and put options on securities and securities indices. The value of options purchased by the Bank Stock Fund, together with the obligations of the Bank Stock Fund under options written by the Bank Stock Fund, other than options written or purchased for hedging purposes and call options written "against-the-box", will not exceed 5% of the Bank Stock Fund's total assets at the time of the writing or purchase.

       A call option written by the Bank Stock Fund obligates the Bank Stock Fund to sell specified securities to the owner of the option at a specified price if the option is exercised by the owner on or before the expiration date. A put written by the Bank Stock Fund obligates the Bank Stock Fund to purchase specified securities from the option owner at a specified price if the option is exercised by the owner on or before the expiration date.

  Repurchase Agreements. The Bank Stock Fund may enter repurchase agreements with broker-dealers, banks and other financial institutions. A repurchase agreement is a contract which requires the Bank Stock Fund, against receipt of securities of at least equal value, to advance a specified amount of money to a financial institution which agrees to reacquire the securities at an agreed upon time and price. Repurchase agreements, which are usually for periods of one week or less, enable the Bank Stock Fund to invest its cash reserves at fixed rates of return. The Bank Stock Fund may enter into repurchase agreements, but only if the Bank Stock Fund deposits securities, with its custodian, having a market value equal to the Bank Stock Fund's repurchase obligation. To minimize the risk of loss, the Bank Stock Fund will only enter into repurchase agreements with persons the Bank Stock Fund's investment adviser considers creditworthy.

  The investment strategies described above will expose the Bank Stock Fund to the following risks in addition to the risks described in the Bank Stock Fund's prospectus under the heading "Principal Risks of Investing in the Bank Stock Fund":
  Warrants and stock purchase rights may be riskier than common stock and lose their value entirely if not exercised on or before their expiration dates. Generally, owners of warrants and stock purchase rights do not have a right to dividends or a right to participate in shareholder votes, and do not have rights in the assets of the issuer. As a result, investments in warrants and stock purchases rights may be considered riskier than investments which give owners rights to receive payments or to participate in shareholder votes, or give owners interests in the issuer's assets. In addition, the value of warrants and stock purchase rights do not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised by their expiration date.

  Investments in options require special skills and may not have an active trading market. The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Bank Stock Fund's investment adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

       There is no assurance that a liquid secondary market on an options exchange will exist for any exchange-traded option at any particular time. If the Bank Stock Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Bank Stock Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Bank Stock Fund is unable to effect a closing sale transaction with respect to options it has purchased, the Bank Stock Fund must exercise the options and incur transaction costs before realizing any profit. Reasons for the absence of a liquid secondary market on an exchange include:

  -    There may be insufficient trading interest in the options;

  -    Restrictions may be imposed by an exchange;

  -    Trading halts, suspensions or other restrictions may be imposed;

       - Unusual or unforeseen circumstances may interrupt normal operation on an exchange;

  - The facilities of an exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or

  - One or more exchanges could discontinue the trading of options, and the secondary market on that exchange would cease to exist.

       The Bank Stock Fund may purchase and sell options that are traded over-the-counter. The market for over-the-counter options is more limited than the market for exchange-traded options and may involve the risk that broker-dealers participating in these transactions will not fulfill their obligations.

  Repurchase agreements pose a credit risk. An investment in a repurchase agreement has the risk that the other party to the agreement will not fulfill its obligation to repurchase the subject securities. This would cause the Bank Stock Fund to incur a loss, as well as legal expense, if the value of the securities declined before the Bank Stock Fund liquidated the securities.

  Options, warrants and stock purchase rights are derivative securities which may lose value due to illiquidity, or changes in interest rates and stock prices. The Bank Stock Fund may purchase or sell options and invest in warrants and stock purchase rights, all of which are derivative securities. Derivative securities derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Bank Stock Fund to additional risks and transaction costs. Risks inherent to the use of derivative instruments include:

  - The risk that interest rates, securities prices and currency markets will not move in the direction anticipated by the Bank Stock Fund's investment adviser;

  - Imperfect correlation between the price of the derivative instrument and movements in the prices of the securities, interest rates or currencies being hedged;

  - The fact that skills needed to use these strategies are different than those needed to select equity securities;

  - The possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  - Leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Bank Stock Fund's initial investment in that instrument and, in some cases, the potential loss is unlimited; and

  - Inability to close out hedged positions to avoid adverse tax consequences.

Fund Policies

  The Bank Stock Fund has adopted the following fundamental investment policies and restrictions. These policies cannot be changed without approval by the owners of a majority of the outstanding voting securities of the Bank Stock Fund. As defined in the Investment Company Act of 1940, the "vote of a majority of the outstanding voting securities" of the Bank Stock Fund means the lesser of the vote of (a) 67% of the Bank Stock Fund Shares at a meeting where more than 50% of the outstanding Bank Stock Fund Shares are present in person or by proxy or (b) more than 50% of the outstanding Bank Stock Fund Shares. Without approval by the vote of a majority of the outstanding voting securities of the Fund, the Bank Stock Fund may not:

       1. Invest less than 70% of its total assets in publicly traded equity securities of community banks and community bank holding companies, except when the Bank Stock Fund is pursuing a temporary defensive position in response to adverse market conditions.

       2. Lend money or securities, provided that the making of interest-bearing demand deposits with banks compatible with the Bank Stock Fund's investment objective strategies and policies are not prohibited.

       3. Borrow money except (a) from a bank, provided that there is an asset coverage of 300% for all borrowings of the Bank Stock Fund; or (b) from a bank or other persons for temporary purposes only, provided that these temporary borrowings amount to less than 5% of the Bank Stock Fund's net assets when the borrowing is made.

       4. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

       5. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor these programs.

       6. Underwrite securities issued by others except to the extent the Bank Stock Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of the Bank Stock Fund's portfolio securities.

       7. Issue senior securities of the Bank Stock Fund. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Bank Stock Fund, provided that the Bank Stock Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the SEC and (b) as described in the Bank Stock Fund's prospectus and this Statement of Additional Information.

       8. Invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).
       9. Acquire more than 5% of the outstanding voting securities of any issuer.

If a percentage restriction is adhered to at the time the action is taken by the Bank Stock Fund, a later increase or decrease in the percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

  The following investment policies are not fundamental and they may be changed without shareholder approval:

       1. The Bank Stock Fund will not purchase securities on margin except to obtain short-term credits necessary for the clearance of transactions.

       2. The Bank Stock Fund will not write or purchase call and put options on securities and securities indices with an aggregate value, excluding the value of options written or purchased for hedging purposes and call options written against-the-box, in excess of 5% of the Bank Stock Fund's total assets at the time of the purchase or writing.

Defensive Investments

  The information in the Bank Stock Fund's prospectus under the caption "Investment Objective and Principal Investment Strategies-Principal Investment Strategies and Types of Securities; Temporary Investments" is incorporated herein by reference.


                  MANAGEMENT OF THE BANK STOCK FUND

Responsibilities

  The business and affairs of the Bank Stock Fund are managed by or under the direction of the Bank Stock Fund's board of trustees. The day-to-day operations of the Bank Stock Fund are conducted by the Bank Stock Fund's officers.

Biographical Information

The following table provides biographical information with respect to each current trustee and officer of the Bank Stock Fund. Each trustee who is or may be deemed to be an "interested person" of the Bank Stock Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

Name, Address and Age         Position(s) Held    Principal Occupatio(s)
                              with the bank       During Past Five (5) Years
                              Stock Fund

Michael W. Patterson*         Trustee;            President,   Chief   Executive
1200 Old Henderson Road       Chairman;           Officer, Chairman, Secretary
Columbus, Ohio 43220          Secretary           and Treasurer of Michael
Age: 31                                           Patterson, Inc. (a registered
                                                  broker    /   dealer)    since
                                                  November,   1997;   Registered
                                                  Representative   for   Quantum
                                                  Capital  Corp.  (a  registered
                                                  broker/dealer)  from  December
                                                  1996    until   March,   1998;
                                                  Registered Representative  for
                                                  Hamilton    Shea   Group    (a
                                                  registered      broker/dealer)
                                                  from    April,   1995    until
                                                  December,   1996;   Registered
                                                  Representative             for
                                                  Diversified  Capital   Markets
                                                  (a  registered  broker/dealer)
                                                  form  May,  1993 until  April,
                                                  1995;    and    a   Registered
                                                  Representative    for     M.C.
                                                  Capital  Corp.  (a  registered
                                                  broker/dealer)  from  February
                                                  1991 until May, 1993.


Joseph M. McCloud*            Trustee;            Vice   President  of   Michael
1200 Old Henderson Road       President;          Patterson,                Inc.
Columbus, Ohio 43220          Treasurer           (broker/dealer)          since
Age: 29                                           February, 1998; Equity  trader
                                                  for       Quantum      Capital
                                                  (broker/dealer)           from
                                                  February,  1998  until   March
                                                  1998;  Equity trader for  Banc
                                                  One      Securities      Corp.
                                                  (broker/dealer)           from
                                                  November,      1996      until
                                                  February,    1998;   Marketing
                                                  associate   for  Dean   Witter
                                                  Reynolds,                 Inc.
                                                  (broker/dealer) from  January,
                                                  1996  until  July,  1996;  Mr.
                                                  McCloud  formed Image Alchemy,
                                                  Inc.     (Internet    services
                                                  company)  from February  1994,
                                                  which    he   operated   until
                                                  January, 1996.



Cavin C. Carmell              Trustee             Owner and operator of
1439 North High Street                            University Area Rentals since
Columbus, Ohio 43201                              July, 1985.
Age: 42

Gavin Freytag                 Trustee             Partial owner and President
1220 West Powell Road                             of Profitworks, Ltd., which
Powell, Ohio 43065                                provides employee education
Age: 32                                           programs and helps employers
                                                  develop and implement
                                                  employee incentive programs,
                                                  since August, 1996; Trust
                                                  Officer for Fiduciary Trust
                                                  Company (a provider of
                                                  investment management
                                                  services) from March, 1993
                                                  until July, 1994.

William F. Maibaum            Trustee             Sole owner of Comprehensive
232 Storington Road                               Dwelling Evaluations (a
Westerville, Ohio 43081                           provider of property
Age: 71                                           inspection services) since
                                                  September, 1986.

Trustees and Officers Who Hold Positions with the Bank Stock Fund's Investment Adviser and Distributor

  The information in the Bank Stock Fund's prospectus under the caption "Management-Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc." is incorporated herein by reference.

Compensation


  No officer, director or employee of Merlin Advisors, Inc., the Bank Stock Fund's investment adviser, receives any compensation from the Bank Stock Fund for serving as an officer or trustee of the Bank Stock Fund. Merlin Advisors will pay, out of the advisory fee it receives from the Bank Stock Fund, each trustee who is not an interested person in Merlin Advisors a fee of $250 per hour for each board of trustees or shareholders meeting attended. The estimated fees payable to the trustees for the current fiscal year, which are the only compensation or benefits payable to trustees, are summarized in the following table:


                           Aggregate    Pension or      Total
                         Compensation   Retirement   Compensation
                           from Bank     Benefits     From Bank
                             Stock      Accrued As    Stock Fund
                            Fund(a)    Part of Fund    Payable to
                                        Expenses(b)    Trustees(a)


Michael W. Patterson            $0          $0              $0

Joseph M. McCloud               $0          $0              $0

Cavin C. Carmell            $1,500          $0          $1,500

Gavin Freytag               $1,500          $0          $1,500

William F. Mailbaum         $1,500          $0          $1,500



(a) Estimated fees for current fiscal year based on four meetings of the board of trustees and one shareholder meeting.

(b) The Bank Stock Fund does not now, nor does it intend to ever, pay pension or retirement benefits under any plan, either directly or indirectly.

Sales Load Waiver

  The information in the Bank Stock Fund's prospectus under the caption "Sales Charges-Sales Load" is incorporated herein by reference.

                 OWNERSHIP OF BANK STOCK FUND SHARES

  As of the date of this Statement of Additional Information, there are no issued and outstanding shares of Merlin Funds Group or of any series of Merlin Funds Group, including the Bank Stock Fund.

  On May 20, 1999, Merlin Funds Group and Michael Patterson, Inc. entered into an Investment Agreement with each of J. Craig Wright and Alice Wright. Under these Investment Agreements, Merlin Funds Group agreed to sell, and J. Craig Wright and Alice Wright agreed to buy, a total of 10,000 Bank Stock Fund Shares for aggregate consideration of $100,000 as soon as the Registration Statement with respect to Bank Stock Fund Shares is effective. J. Craig Wright and Alice Wright are individuals whose address is 17 South High Street, Columbus, Ohio 43215.


                INVESTMENT ADVISORY AND OTHER SERVICES

Control Persons of Merlin Advisors, Inc. and Affiliates Common to the Adviser and the Trust

  The information in the Bank Stock Fund's prospectus under the caption "Management-Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc." is incorporated herein by reference.

Investment Adviser

  The information in the Bank Stock Fund's prospectus under the captions "Management-The Bank Stock Fund's Investment Adviser" and "Management-Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc." is incorporated herein by reference.

Distributor

  Michael Patterson, Inc. is the distributor of Bank Stock Fund Shares under the terms of a distribution agreement dated June 17, 1999 between Michael Patterson, Inc. and the Bank Stock Fund. Michael Patterson, Inc.'s principal business address is 1200 Old Henderson Road, Columbus, Ohio 43220.

  The information in the Bank Stock Fund's prospectus under the caption "Management-Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc." is incorporated herein by reference.

Distribution Plan

  The Bank Stock Fund has adopted a Distribution and Shareholder Servicing Plan as permitted by Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Servicing Plan allows the Bank Stock Fund to pay distribution and other fees for the sale of Bank Stock Fund Shares and for services provided to shareholders. Under the Distribution and Shareholder Servicing Plan, the Bank Stock Fund pays Michael Patterson, Inc. distribution and shareholder services fees at the annual rate of 0.50% of the Bank Stock Fund's average net assets.

    Michael Patterson, Inc. uses this fee to pay administration, shareholder services and distribution assistance costs incurred to service the Bank Stock Fund, including, but not limited to:

  - Compensation to securities dealers and other persons for providing distribution assistance with respect to Bank Stock Fund Shares;

  -    Compensation   to  dealers  and  other  person   providing   distribution
       assistance for providing administration, accounting and other shareholder services with respect to Bank Stock Fund Shares; and

  - Otherwise promoting the sale of Bank Stock Fund Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective Bank Stock Fund investors.

However, Michael Patterson, Inc. will be paid the full amount of this fee regardless of the amount of Michael Patterson, Inc.'s expenses.

  The information in the Bank Stock Fund's prospectus under the caption "Management-Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc." is incorporated herein by reference. Because of their relationships with Michael Patterson, Inc., Michael W. Patterson and Joseph M. McCloud have personal financial interests in the operation of the Distribution and Shareholder Servicing Plan.

Other Service Providers

  Transfer Agent and Accounting Services Provider. The Bank Stock Fund has entered into a Transfer Agent Agreement with Mutual Shareholder Services, LLC, an Ohio limited liability company, wherein Mutual Shareholder Services has agreed to act as the Bank Stock Fund's transfer agent and dividend disbursing and redemption agent. Under the Transfer Agent Agreement, Mutual Shareholder Services will:

- Receive order for the purchase of Bank Stock Fund Shares for acceptance;

- Promptly   deliver  payments  for  Bank  Stock  Fund  Shares  and  appropriate documentation thereof to the Bank Stock Fund's custodian;

- Issue Bank Stock Fund Shares and hold issued Bank Stock Fund Shares in appropriate shareholder accounts;

- Receive redemption requests and redemption directions for acceptance, and deliver appropriate documentation thereof to the Bank Stock Fund's custodian;

- Upon receipt by Mutual Shareholder Services of money paid to the Bank Stock Fund's custodian for any redemption, pay over the money as instructed by the redeeming shareholder;

- Effect transfers of Bank Stock Fund Shares by the registered owners thereof, upon receipt of appropriate instructions;

- Prepare and transmit payments for dividends and distributions declared by the Bank Stock Fund;

- Maintain records of account for all of the foregoing activities;

- Record the issuance of Bank Stock Fund Shares and maintain a record of the total number of Bank Stock Fund Shares that are authorized, issued and outstanding;

- On a regular basis, provide the Bank Stock Fund with the total number of Bank Stock Fund Shares which are authorized, issued and outstanding;

- Maintain all shareholder accounts;

- Prepare shareholder meeting lists;

- Mail proxies;

- Receive and tabulate proxies;

- Mail shareholder reports and prospectuses to current shareholders;

- Withhold taxes on U.S. residents and non-resident alien accounts;

- Prepare and file U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all shareholders;

- Prepare and mail confirmation forms and statements of account for all purchases and redemptions of Bank Stock Fund Shares and other confirmable transactions in shareholder accounts;

- Prepare and mail activity statements for shareholders;

- Provide shareholder account information and provide a system and reports which will enable the Bank Stock Fund to monitor the total number of Bank Stock Fund Shares sold in each State; and,

- Perform all other customary services of a transfer agent, dividend disbursing, and redemption agent.

  Under the Transfer Agent Agreement, the Bank Stock Fund has agreed to pay Mutual Shareholder Services an annual fee, paid monthly, equal to $11.50 per shareholder account (with a monthly minimum of $775) plus $12 per month for each State in which the Bank Stock Fund is registered under such State's securities laws, plus out-of-pocket expenses.

  The Bank Stock Fund has entered into an Accounting Services Agreement with Mutual Shareholder Services under which Mutual Shareholder Services has agreed to provide portfolio pricing and related services to the Bank Stock Fund, and the Bank Stock Fund has agreed to pay Mutual Shareholder Services an annual fee of $21,000 for the first $25,000,000 in net assets, $9,500 for the next $25,000,000 in net assets and $5,750 for each additional $25,000,000 in net assets, plus out-of-pocket expenses. The fees paid by the Bank Stock Fund to Mutual Shareholder Services are discounted at a rate which declines as the amount of the Bank Stock Fund's net assets increases. The discount rate is 80% until net assets exceed $250,000, then 70% until the net assets exceed $500,000, then 60% until net assets exceed $1,000,000, then 50% until net assets exceed $2,000,000 and then the discount rate declines 5% for each additional $1,000,000 in net assets until the discount rate is 0%.

  Custodian. The Bank Stock Fund has entered into a Custody Agreement with Firstar Bank, N.A., a national banking association, wherein Firstar Bank has agreed to serve as the custodian of the Bank Stock Fund's portfolio securities and cash. In consideration of such services, the Bank Stock Fund has agreed to pay Firstar Bank:

       - Portfolio transaction fees on a per transaction basis which fees range from $5 to $80 depending upon the type of transaction;

       - A percentage of the market value of the Bank Stock Fund's portfolio securities and cash held by Firstar Bank equal to an annual rate of 0.0003% on the first $20,000,000; 0.0002% on the next $20,000,000;
            and 0.00015% on any amount in excess of $40,000,000;

       -    A monthly minimum fee of $300; and

       -    Reimbursement of out-of-pocket expenses.

Firstar Bank's address is 425 Walnut Street, Cincinnati, Ohio 45201.

  Public Accountants. McCurdy & Associates CPA's, Inc., independent certified public accountants located at 27955 Clemens Road, Westlake, Ohio 44145, has been selected as auditors for the Bank Stock Fund. In this capacity, McCurdy & Associates CPA's, Inc. periodically reviews the accounting and financial records of the Bank Stock Fund and examines its financial statements.

Dealer Reallowances

  The information in the Bank Stock Fund's prospectus under the caption "Sales Charges-Sales Load" is incorporated herein by reference.


                         BROKERAGE ALLOCATION

  Types of Fees. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

  Broker-Dealer Selection Policy. The Bank Stock Fund's primary policy is to execute all purchases and sales of portfolio securities at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions and dealer mark-ups.

  The Bank Stock Fund and the Bank Stock Fund's investment adviser may consider the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Bank Stock Fund or to the Bank Stock
Fund's  investment  adviser,  when  selecting a  broker-dealer.  As permitted by
Section 28(e) of the Securities Exchange Act of 1934, the Bank Stock Fund may pay a broker which provides brokerage and research services to the Bank Stock Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. The Bank Stock Fund may pay these commissions only after a good faith determination by the Bank
Stock Fund's board of trustees that the price is reasonable in light of the services provided and the policies as the Bank Stock Fund's board of trustees may adopt from time to time.

  The research information and statistical assistance furnished by brokers-dealers may benefit other clients of the Bank Stock Fund's investment adviser, and not all of this information and assistance may be used by the Bank Stock Fund's investment adviser in connection with the Bank Stock Fund. The Bank Stock Fund's investment adviser's fee will not be reduced by reason of the investment adviser receiving this research information and statistical assistance.

  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and the Bank Stock Fund's investment adviser's obligation to seek the best qualitative execution, the Bank Stock Fund's investment adviser may consider the number of Bank Stock Fund Shares a broker-dealer has sold when selecting a broker-dealer to execute portfolio transactions. In addition, the Bank Stock Fund's distributor may compensate brokers for directing investors to buy or retain Bank Stock Fund Shares.

  Bank Stock Fund's Investment Adviser. The Bank Stock Fund's investment adviser will select broker-dealers to execute securities transactions for the Bank Stock Fund's portfolio. However, the investment adviser's selections must be consistent with the Bank Stock Fund's policies and the investment advisory agreement between the Bank Stock Fund and the investment adviser, and will at all times be reviewable by the Bank Stock Fund's board of trustees.

  Even though investment decisions for the Bank Stock Fund are made independently from those of the other accounts managed by the Bank Stock Fund's investment adviser, investments of the kind made by the Bank Stock Fund may also be made by other accounts managed by the investment adviser. When the Bank Stock Fund and one or more other accounts managed by the investment adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the investment adviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Bank Stock Fund or the size of the position obtained for or disposed of by the Bank Stock Fund.

  Michael Patterson, Inc. The Bank Stock Fund's board of trustees has determined that any portfolio transaction for the Bank Stock Fund, including in certain instances over-the-counter purchases and sales, may be effected through Michael Patterson, Inc. if:

  - In the Bank Stock Fund's investment adviser's judgment, the use of Michael Patterson, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers; and

  - Michael Patterson, Inc. charges the Bank Stock Fund a commission for the transaction at a rate consistent with those charged by Michael
       Patterson, Inc. to comparable unaffiliated customers in similar transactions.

  Each quarter, the Bank Stock Fund's board of trustees review a report comparing the commissions charged to the Bank Stock Fund by Michael Patterson, Inc. to the commissions which would have been charged for the same transactions by a national discount brokerage firm and a full-service brokerage firm at institutional rates. Based upon this review, the Bank Stock Fund's board of trustees determines on a quarterly basis whether the commissions charged by Michael Patterson, Inc. meet the requirements of the Investment Company Act of 1940.

  Michael Patterson, Inc. will not participate in commissions from brokerage given by the Bank Stock Fund to other brokers or dealers.

  Over-the-counter purchases and sales are transacted through brokers and dealers with principal market makers. The Bank Stock Fund will in no event effect principal transactions with Michael Patterson, Inc. in which Michael Patterson, Inc. makes a market.

  Michael  W.  Patterson and Joseph M. McCloud are affiliates of the Bank  Stock
Fund and Michael Patterson, Inc. Michael Patterson, Inc. is the Bank Stock Fund's current distributor. See "Management-Interrelationships between Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc."


                  CAPITAL STOCK AND OTHER SECURITIES

  Merlin Funds Group's Agreement and Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares. Currently, the Bank Stock Fund Shares are the only series of Merlin Funds Group shares. Each share represents an equal proportionate interest in a fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the trustees. All consideration received by Merlin Funds Group for shares of a fund and all assets in which such consideration is invested will belong to that fund and will be subject to the liabilities relating thereto.

  Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except that the shares shall be voted by individual series or class when required by the Investment Company Act of 1940 or when the trustees have determined that the matter affects only the interests of a particular series or class.

  Whenever the approval of a majority of the outstanding shares of Merlin Funds Group or a particular fund is required in connection with shareholder approval of an investment advisory contract, changes in the investment objective and policies or the investment restrictions, or approval of a distribution expense plan, a "majority" shall mean the lesser of the vote of (a) 67% or more of the shares of Merlin Funds Group or such fund present at a meeting, if the holders of more than 50% of the outstanding shares of Merlin Funds Group or such fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of Merlin Funds Group or such fund.

  Meetings of shareholders may be called by the Bank Stock Fund board of trustees in accordance with the terms of the Bank Stock Fund's Agreement and Declaration of Trust and By-Laws, and will be called by the trustees for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the owners of at least 10% of the outstanding Bank Stock Fund Shares.

  Upon issuance and sale in accordance with the terms of the Bank Stock Fund's prospectus, each Bank Stock Fund Share will be fully paid and non-assessable. Bank Stock Fund Shares have no preemptive, subscription or conversion rights. The Agreement and Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Bank Stock Fund and that every agreement, obligation or instrument entered into or executed by a Bank Stock Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

  Owners of Bank Stock Fund Shares do not have cumulative voting rights.


              PURCHASE, REDEMPTION AND PRICING OF SHARES

  The information contained in the Bank Stock Fund's prospectus under the captions "Shareholder Information-The Price of a Bank Stock Fund Share,"
"Shareholder Information-Redemption of Bank Stock Fund Shares" and "Sales Charges" is incorporated herein by reference.



                   TAXATION OF THE BANK STOCK FUND

  The Bank Stock Fund intends to qualify continually as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Bank Stock Fund would not incur federal income tax liability for any income the Bank Stock Fund distributes to shareholders. If the requirements of Subchapter M are not met, the Bank Stock Fund will not receive special tax treatment and will pay federal income taxes, thus reducing the return of the Bank Stock Fund.


                             DISTRIBUTOR

  Michael Patterson, Inc., a registered NASD broker-dealer, offers Bank Stock Fund Shares on a best-efforts basis. Pursuant to the distribution agreement between the Bank Stock Fund and Michael Patterson, Inc., Michael Patterson, Inc. has agreed to hold itself available to receive orders, satisfactory to Michael Patterson, Inc., for the purchase of Bank Stock Fund Shares, to accept such orders on behalf of the Bank Stock Fund as of the time of receipt of such orders and to transmit such orders to the Bank Stock Fund's transfer agent as promptly as practicable.

  The information contained in the Prospectus under the caption "Sales Charges" is incorporated herein by reference.


                             PERFORMANCE

  From time to time, the Bank Stock Fund may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in the Bank Stock Fund and assume all of the Bank Stock Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Bank Stock Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Bank Stock Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Bank Stock Fund's returns, it should be recognized that they are not the same as actual year-by-year results.

  The Bank Stock Fund's performance may be compared to well-known indices such as the Dow Jones Industrial Average or alternative investments such as Treasury Bills. Also, the Bank Stock Fund may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc.

  All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Bank Stock Fund Shares when redeemed may be more or less than their original cost.

                                     PART C

                          OTHER INFORMATION

Item 23.
Exhibit   Description

            a(1) Certificate  of Trust of Merlin  Funds Group dated  February 3,
                 1999 (previously filed).

            a(2) Agreement and  Declaration of Trust of Merlin Funds Group dated
                 February 3, 1999 (previously filed).

            b    By-Laws  of  Merlin   Funds  Group   dated   February  3,  1999
                 (previously filed).

            c Article IV, Section 4 and Articles V, VI and VII of the Agreement and Declaration of Trust of Merlin Funds Group (see Exhibit a(1)) and Article III of the By-Laws of Merlin Funds Group (see Exhibit b).

            d Investment Advisory Agreement between Merlin Funds Group and Merlin Advisers, Inc. dated June 17, 1999.

            e Distribution Agreement between Merlin Funds Group and Michael Patterson, Inc. dated June 17, 1999.

            f    None.

            g Custody Agreement between Merlin Funds Group and Firstar Bank, N.A. dated June 17, 1999.

            h(1) Transfer Agent Agreement  between Merlin Funds Group and Mutual
                 Shareholder Services, LLC dated June 17, 1999.

            h(2) Accounting  Services  Agreement  between Merlin Funds Group and
                 Mutual Shareholder Services, LLC dated June 17, 1999.

            i Legal opinion of Benesch, Friedlander, Coplan & Aronoff LLP dated June 28, 1999.

            j   None.

            k   N/A

            l(1) Investment Agreement dated May 20, 1999 among J. Craig  Wright,
                 Michael Patterson, Inc., and Merlin Funds Group.

            l(2) Investment  Agreement dated May 20, 1999  among  Alice  Wright,
                 Michael Patterson, Inc., and Merlin Funds Group.

            m Distribution and Shareholder Servicing Plan of Merlin Funds Group dated June 8, 1999.

            n   N/A

            o   None

Item 24.    Persons Controlled by or Under Common Control with Registrant.

       The Bank Stock Fund and Merlin Advisers, Inc. may be deemed to be under the common control of Michael W. Patterson because Mr. Patterson is a 55% indirect owner of Merlin Advisors, a director of Merlin Advisors, the Chairman, Chief Executive Officer and Secretary of Merlin Advisors, the sole owner of Michael Patterson, Inc., a director of Michael Patterson, Inc. and the President, Chief Executive Officer, Chairman, Secretary and Treasurer of Michael Patterson, Inc.

       The Bank Stock Fund and Merlin Advisors may be deemed to be under the common control of Joseph M. McCloud because Mr. McCloud is a 15% indirect owner of Merlin Advisors, a director of Merlin Advisors, the President and Treasurer of Merlin Advisors, and a Vice President of Michael Patterson, Inc.

       The information in the Bank Stock Fund's prospectus under the caption "Management-Interrelationships Between the Bank Stock Fund, Merlin Advisors and Michael Patterson, Inc." is incorporated herein by reference.

Item 25.    Indemnification

       Section 3817 of the Delaware Code provides that a business trust has the power to indemnify and hold harmless any trustee of the business trust or beneficial owner of the business trust or other person from and against any and all claims and demands whatsoever.

       Sections 3 and 4 of Article IV of the Bank Stock Fund's Agreement and Declaration of Trust, filed as Exhibit (a) hereto, are incorporated herein by reference.

       These provisions are limited by the following undertaking set forth in rules promulgated by the SEC:

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser.

       Michael W. Patterson is a director of Merlin Advisors and also serves as the Chairman, Chief Executive Officer and Secretary of Merlin Advisors. Mr. Patterson has served as a director and the President, Chief Executive Officer, Chairman, President, Secretary and Treasurer for Michael Patterson, Inc., an Ohio corporation, since November, 1997. Michael Patterson, Inc. is a registered broker-dealer located at 1200 Old Henderson Road, Columbus, Ohio 43220. From December, 1996 until March, 1998, Mr. Patterson served as a registered representative for Quantum Capital Corp., a registered broker-dealer.

       Joseph M. McCloud is a director of Merlin Advisors and also serves as Merlin Advisor's President and Treasurer. Mr. McCloud has served as a Vice President of Michael Patterson, Inc. since February, 1998. Michael Patterson, Inc. is a registered broker-dealer located at 1200 Old Henderson Road, Columbus, Ohio 43220. From February, 1998 until March, 1998, Mr. McCloud served as an equity trader for Quantum Capital Corp., a registered broker-dealer whose principal business address is 1200 Old Henderson Road, Columbus, Ohio 43220. From November, 1996 until February, 1998, Mr. McCloud served as an equity trader for Banc One Securities Corp., a registered broker-dealer whose principal business address is 733 Greencrest Drive, Westerville, Ohio 43081.

Item 27.    Principal Underwriters.

       (a) Michael Patterson, Inc. will be distributing the Bank Stock Fund Shares and does not currently act as a principal underwriter, depositor or investment adviser for any other investment company.

       (b) The following information is provided with respect to each director and officer of Michael Patterson, Inc. who is also affiliated with the Bank Stock Fund.


     Name and Principal        Positions &           Positions and
      Business Address         Offices with        Offices with Bank
                               Underwriter            Stock Fund

     Michael W.               Director,             Trustee, Chairman
     Patterson                President, Chief      and Secretary
     1200 Old Henderson       Executive Officer,
     Road                     Chairman,
     Columbus, Ohio           President,
     43220                    Secretary and
                              Treasurer

     Joseph M. McCloud        Vice President        Trustee, President
     1200 Old Henderson                             and Treasurer
     Road
     Columbus, Ohio
     43220

Item 28.    Location of Accounts and Records.

       All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Bank Stock Fund and the offices of Mutual Shareholder Services, LLC at The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Bank Stock Fund's Custodian are maintained at the office of the Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

Item 29.    Management Services.

       Not applicable.

Item 30.    Undertakings.

       The undersigned Bank Stock Fund hereby undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

       The registrant undertakes to call a meeting of shareholders for the purpose of voting on the question of a removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Bank Stock Fund has duly caused this Pre-Effective Amendment Number 1 to the Registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 28th day of June, 1999.

                                     Merlin Funds Group


                                     By:/s/ Joseph M. McCloud
Joseph M. McCloud, President

  Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment Number 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                     Date

/s/ Michael W. Patterson
                                   Trustee, Chairman, Secretary  June 14, 1999
Michael W. Patterson


/s/  Joseph M. McCloud             Trustee, President, Treasurer June 14, 1999
Joseph M. McCloud


/s/ Cavin C. Carmell               Trustee                       June 14, 1999
Cavin C. Carmell


/s/ Gavin Freytag                  Trustee                       June 14, 1999
Gavin Freytag


/s/ William F. Maibaum             Trustee                       June 14, 1999
William F. Maibaum
--------------------------------------------------------------------------------
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








                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                             -----------------------



                               MERLIN FUNDS GROUP


                             -----------------------



                       REGISTRATION STATEMENT ON FORM N-1A


                             -----------------------


                                    EXHIBITS

                             -----------------------











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

                                  EXHIBIT INDEX


  Exhibit                                 Number of Pages       Page in
  Numbe            Description              in Original         Manually
                                              Document           Signed
                                                                Original

      a(1)  Certificate   of   Trust    of                     (previously
            Merlin   Funds   Group   dated           1           filed)
            February 3, 1999.

      a(2)  Agreement  and Declaration  of                     (previously
            Trust  of  Merlin Funds  Group          28           filed)
            dated February 3, 1999.

       b    By-Laws of Merlin Funds  Group                     (previously
            dated February 3, 1999.                  7           filed)


       c    Article  IV,  Section  4   and
            Articles V, VI and VII of  the
            Agreement  and Declaration  of
            Trust  of  Merlin Funds  Group
            (see    Exhibit   a(1))    and
            Article III of the By-Laws  of
            Merlin   Funds   Group    (see
            Exhibit (b)).

       d    Investment Advisory  Agreement                         37
            between  Merlin  Funds   Group         10
            and   Merlin  Advisors,   Inc.
            dated June 17, 1999.

       e    Distribution         Agreement
            between  Merlin  Funds   Group           5             47
            and  Michael Patterson,  Inc.,
            dated June 17, 1999.

       f    Reserved.

       g    Custody    Agreement   between
            Merlin    Funds   Group    and          26             52
            Firstar Bank, N.A. dated  June
            17, 1999.

      h(1)  Transfer    Agent    Agreement
            between  Merlin  Funds   Group           7             78
            and     Mutual     Shareholder
            Services, LLC dated June 17, 1999.

      h(2)  Accounting Services  Agreement           5
            between  Merlin  Funds   Group
            and     Mutual     Shareholder                         85
            Services, LLC dated  June  17,
            1999.

       i    Legal   Opinion  of   Benesch,           1
            Friedlander, Coplan &  Aronoff                         90
            LLP dated June 28, 1999.

       j    Reserved.

       k    Reserved.

       l    Initial         capitalization          2              91
            agreements

       m    Distribution  and  Shareholder          3              93
            Servicing   Plan   of   Merlin
            Funds  Group  dated  June   8,
            1999,

       n    Reserved.

       o    Reserved.